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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hawkins Capital, L.P.
Address:  717 Texas Ave., Suite 3001
          Houston, Texas  77002

Form 13F File Number:  028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Russell Hawkins
Title:  Manager
Phone:  713-238-2050

Signature, Place, and Date of Signing:

     /s/ Russell Hawkins        Houston, Texas       November 1, 2011
        [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $886,988 (thousands)

List of Other Included Managers:

None

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
                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD NEW (SWITZERLAND)      COM              h0023r105    89251  1472782 SH       Sole                  1472782
ALLEGHANY CORP DEL COM         COM              017175100     3276    11354 SH       Sole                    11354
AON CORPORATIONCMN             COM              037389103    50393  1200400 SH       Sole                  1200400
AUTOMATIC DATA PROC            COM              053015103     9430   200000 SH       Sole                   200000
CHUBB CORP                     COM              171232101   113981  1900000 SH       Sole                  1900000
CISCO SYS INC                  COM              17275r102    31000  2000000 SH       Sole                  2000000
EXXON MOBIL CORP               COM              30231g102    14526   200000 SH       Sole                   200000
INTEL CORP                     COM              458140100   115209  5400000 SH       Sole                  5400000
INVESTOR AB SER 'B' NPV SWEDEN COM              5679591        888    50000 SH       Sole                    50000
NORTHERN TR CORP COM           COM              665859104    13992   400000 SH       Sole                   400000
OAKTREE CAP GROUP LLC UNIT CL  COM                          132000  3000000 SH       Sole                  3000000
PHILIP MORRIS INTL INC COM     COM              718172109   105734  1695000 SH       Sole                  1695000
ROYAL DUTCH SHELL PLC SPON ADR COM              780259107   136510  2200000 SH       Sole                  2200000
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206    12304   200000 SH       Sole                   200000
UNITED PARCEL SERVICE CL B     COM              911312106    25260   400000 SH       Sole                   400000
SPDR S&P500 QT PUT OPT112.0000 PUT              9eddfylp1    17230    20000 SH       Sole                    20000
SPDR S&P500 QT PUT OPT126.0000 PUT              9edcoo6n7    16005    10000 SH       Sole                    10000
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